NOTES PAYABLE AND CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE AND CONVERTIBLE DEBENTURES	NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes payable consisted of the following (in thousands):

	As of December 31,
	2024	2023
Term loan payable maturing in November 30, 2026, bearing interest at 12 percent and 10 percent, respectively, per annum	$41,875	$49,375
Convertible Debentures	16,006	16,006
Other	378	435
Total Notes Payable	58,259	65,816
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(63)	(1,753)
Net Amount	58,196	64,063
Less Current Portion of Notes Payable	(7,644)	(7,550)
Notes Payable, Net of Current Portion	$50,552	$56,513
Senior Secured Credit Agreement
On December 9, 2021 (the “Senior Secure Closing Date”), the Company entered into a senior secured term loan agreement, as amended (the “Credit Agreement”), for total available proceeds of up to $100 million with funds managed by a U.S.-based private credit investment fund and other participating third-party lenders (together, the “Senior Secured Lender”). Effective December 10, 2021, the Company closed on an initial term loan through the Credit Agreement of $50 million. Beginning 24 months following the Senior Secure Closing Date, the principal amount is repaid in monthly installments in an aggregate amount equal to 1.25% per annum of the original principal amount through the November 30, 2026 maturity date. Beginning on December 31, 2021, interest is paid in monthly installments equal to the floating base rate plus the applicable term margin, or 5.25%. The interest rate will not be less than 10% per annum or exceed 12% per annum. As of December 31, 2024 and 2023, the interest rate was 12% and 10%, respectively.
The Company has optional and mandatory prepayments. Mandatory prepayments include any voluntary and involuntary sale or disposition of assets by the Company or any restricted subsidiaries. The outstanding principal amount of the obligation will be repaid by 100% of cash proceeds received from the sale or disposition of assets with certain exemptions as defined in the Credit Agreement. As of the Senior Secure Closing Date, the Company deposited an interest reserve in the amount of $3 million into an escrow account, which is included as restricted cash in the Consolidated Balance Sheets as of December 31, 2024 and 2023. Additionally, the Company’s equity interests held in its subsidiaries, including, without limitation, in Glass House Farm LLC, Magu Farm LLC and GH Camarillo LLC, which subsidiaries hold title to the Company’s real property, were pledged as security.
The Credit Agreement contains a financial covenant which requires the Company to maintain liquidity in excess of $10 million at all times. As of December 31, 2024 and 2023, the Company was in compliance with such financial covenant. Additionally, there are certain covenants which require the Company to maintain a specific minimum debt service coverage ratio (the “DSCR”) measured quarterly beginning with the quarter ending December 31, 2022.
Amendments to the Senior Secured Credit Agreement
On January 21, 2022, the Company amended and restated the Credit Agreement (the “1st Amendment”) wherein certain events of default were waived by the Senior Secured Lender.
On May 12, 2022, the Company amended and restated the Credit Agreement (the “2nd Amendment”) wherein certain events of default were waived by the Senior Secured Lender, and the Company entered into an incremental term loan in the amount of $10 million (the “Incremental Term Loan”), for total available proceeds of $110 million payable in monthly installments at an interest rate of 10% per annum. In addition, a 1% fee of the outstanding principal amount of the Incremental Term Loan was payable in monthly installments beginning August 1, 2022, with a maturity date through October 31, 2022. In connection with the Incremental Term Loan, the Company issued 175,000 warrants to the Senior Secured Lender, with an exercise price of $11.50 per share, to acquire Equity Shares until June 26, 2026. The fair value of the warrants were determined using Level 1 inputs as these warrants are openly traded on a stock exchange. During the year ended December 31, 2022, the Company recorded an additional debt discount of $89 thousand related to the change in terms of the Credit Agreement. In addition to receiving the $10 million in Incremental Term Loan, the Company paid $0.6 million in direct loan fees, which were recorded as a debt discount.
On August 30, 2022, the Company fully repaid the $10 million Incremental Term Loan in cash. In accordance with ASC 470-50, Modifications and Extinguishments, the Company recorded $0.5 million of unamortized debt discount as a loss on extinguishment of debt during the year ended December 31, 2022.
In March 2023, the Company entered into an amendment to the Credit Agreement by which the Senior Secured Lender waived and deferred enforcement of certain covenants which require the Company to maintain the DSCR beginning with the quarter ending on June 30, 2023. As of December 31, 2024, the Company was in compliance with the DSCR covenant. In connection with the amendment to the Credit Agreement, the Company paid an amount equal to 2% of the aggregate principal amount of the loan outstanding as of August 1, 2023. The Company recognized amendment fees of $1.0 million as other expense and paid such fee on July 27, 2023.
On February 23, 2024, the Company entered into Amendment Number Five to Credit Agreement, Waiver, and Consent with the Senior Secured Lender to among other things approve of the GH Group Series C Preferred and GH Group Series D Preferred offerings and to amend the Credit Agreement to change the Minimum EBITDA requirement to have an annualized EBITDA of $20.0 million for the fiscal quarter period ending December 31, 2023, a Last Twelve Month (“LTM”) EBITDA of $20.0 million for the fiscal quarter periods ending March 31, 2024 and June 30, 2024, and a LTM EBITDA of $22.5 million for each month ending on July 31, 2024 and for each month ending thereafter. As of December 31, 2024, the EBITDA requirements have been met.
On February 28, 2025, the Company used proceeds from the Senior Secured Credit Facility (as defined in Note 21 – Subsequent Event) to repay the remaining balance of the Credit Agreement term loan in the amount of $40.6 million plus fees. See Note 21 – Subsequent Event for further information.
Senior Secured Credit Facility
On February 28, 2025, the Company entered into a senior secured credit facility for an aggregate principal amount of $50 million. See Note 21 – Subsequent Event for further information.
Convertible Debentures
On April 28, 2022, the Company completed the Plus Products acquisition in which the purchase price was payable in part through an aggregate of 20,005 unsecured convertible debenture notes which consist of 12,003 debenture notes (the “Series A Notes”) and 8,002 debenture notes (the “Series B Notes”) (collectively, the “Plus Convertible Notes”). The Plus Convertible Notes accrue interest at 8.00% per annum payable in semi-annual arrears until April 15, 2027 (the “Maturity Date”). Interest is payable in cash, by the issuance of the Company’s Equity Shares or a combination of both at the sole discretion of the Company, based on the 10-day VWAP of the Equity Shares ending 5 trading days prior to the interest payment date with a fixed exchange rate of USD $1.00 to CAD $1.27.
The Series A Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the higher of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) CAD $4.08.
The Series B Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the lower of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) $10.00 per Equity Share. In the event the Company’s Equity Shares achieve a closing price of $10.00 per share over any period greater than or equal to 20 consecutive trading days, each holder of the Series B Notes may elect to convert all or a portion of their holdings into the Company’s Equity Shares based on a conversion price of $10.00 per Equity Share. As of December 31, 2024, the balance of $11.9 million and $4.1 million for the Series A Notes and Series B Notes, respectively remain outstanding. The conversion features of the Series A Notes and Series B Notes were bifurcated from the related notes and classified as derivatives due to the variability of price in accordance with ASC 815. Accordingly, the fair value of the conversion features for the Series A Notes and Series B Notes were measured at fair value using a binomial lattice model that is based on unobservable inputs and are classified as Level 3 investments in the fair value hierarchy. During the years ended December 31, 2024 and 2023, the Company recorded a change in derivative asset of approximately $(690) thousand and $28 thousand, respectively, as a component of (gain) loss on change in fair value of derivative asset in the Consolidated Statements of Operations. As of December 31, 2024 and 2023, fair value of the derivative instruments was $883 thousand and $193 thousand, respectively, included in other assets in the Consolidated Balance Sheets.
Scheduled maturities of notes payable for each of the following years were as follows (in thousands):

December 31:	Principal Payments
2025	$7,556
2026	34,436
2027	16,267
Total Future Minimum Principal Payments	$58,259